Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Advances to suppliers(i)	49,652	50,156
Prepaid VAT	36,315	26,187
Rental deposit, current	27,361	20,616
Staff advances	5,314	3,890
Prepaid consulting expenses	5,259	2,341
Short-term construction deposits	5,559	4,686
Prepaid short-term rent	4,899	5,672
Interest receivable	166	676
Receivables from third-party payment platform	563	3,166
Others(ii)	33,647	35,878
Total	168,735	153,268
Less: Allowance for doubtful accounts	(21,059)	(25,244)
Total	147,676	128,024

The Group recognized bad debt loss for prepayment and other current assets of RMB5,662 and RMB4,185 in 2021 and six months ended June 30, 2022, respectively.

Notes:

(i)	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, prepayment to construction and design suppliers as well as prepaid financing service fee to a trust account.

(ii)	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.